Consolidated Statements Of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Net sales	$ 3,705.4	$ 3,745.3
Investment income	1.1	8.9
Revenue	3,706.5	3,754.2
Cost of goods sold	2,369.6	2,380.8
Restructuring and related charges	0.5	0.4
Gross profit	1,336.4	1,373.0
Selling	578.1	673.4
General and administrative	355.2	286.4
Research and development	44.6	44.1
Acquisition and integration related charges	17.7	22.1
Restructuring and related charges	37.0	9.8
Write-off from impairment of goodwill		10.7
Write-off from impairment of intangible assets	16.3	4.7
Total operating expenses	1,048.9	1,051.2
Operating income	287.5	321.8
Interest expense	310.4	336.9
Other non-operating (income) expense , net	5.0	(7.2)
Income (Loss) from continuing operations before income taxes	(27.9)	(7.9)
Income tax benefit	(11.8)	(52.8)
Net income (loss) from continuing operations	(16.1)	44.9
Income (loss) from discontinued operations, net of tax	289.3	(78.8)
Net income (loss)	273.2	(33.9)
Net income attributable to non-controlling interest	167.2	164.9
Net (loss) income attributable to controlling interest	106.0	(198.8)
Amounts attributable to controlling interest
Net (loss) income from continuing operations attributable to controlling interest	(90.6)	(59.1)
Net income (loss) from discontinued operations attributable to controlling interest	$ 196.6	$ (139.7)
Earnings Per Share
Basic earnings per share from continuing operations	$ (2.81)	$ (1.85)
Basic earnings per share from discontinued operations	6.10	(4.36)
Basic earnings per share	3.29	(6.21)
Diluted earnings per share from continuing operations	(2.81)	(1.85)
Diluted earnings per share from discontinued operations	6.10	(4.36)
Diluted earnings per share	$ 3.29	$ (6.21)
Weighted Average Shares Outstanding
Basic	32.2	32.0
Diluted	32.2	32.0
SB/RH [Member]
Net sales	$ 3,705.4	$ 3,745.3
Revenue	3,705.4	3,745.3
Cost of goods sold	2,369.6	2,380.8
Restructuring and related charges	0.5	0.4
Gross profit	1,335.3	1,364.1
Selling	578.0	581.7
General and administrative	300.5	291.4
Research and development	44.6	44.1
Acquisition and integration related charges	17.7	22.2
Restructuring and related charges	37.0	9.8
Write-off from impairment of intangible assets	16.3	4.7
Total operating expenses	994.1	953.9
Operating income	341.2	410.2
Interest expense	161.8	184.4
Other non-operating (income) expense , net	5.8	6.2
Income (Loss) from continuing operations before income taxes	173.6	219.6
Income tax benefit	(8.6)	(33.4)
Net income (loss) from continuing operations	182.2	253.0
Income (loss) from discontinued operations, net of tax	119.0	99.3
Net income (loss)	301.2	352.3
Net income attributable to non-controlling interest	1.3	0.4
Net (loss) income attributable to controlling interest	299.9	351.9
Amounts attributable to controlling interest
Net (loss) income from continuing operations attributable to controlling interest	180.9	252.6
Net income (loss) from discontinued operations attributable to controlling interest	$ 119.0	$ 99.3